Components of Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Income Before Income Tax [Line Items]
Domestic	$ (105,606)	$ 37,071	$ 36,764
Foreign	208,326	19,887	14,408
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 102,720	$ 56,958	$ 51,172